Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes

NOTE 9 - INCOME TAXES

The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2018	2017
	(In Thousands)
Current	$2,529	$3,822
Change in corporate tax rate	-	3,060
Deferred	24	(331)
	$2,553	$6,551

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. As of December 31, 2018, the Company has a $4,970,000 net operating loss carryforward that will begin to expire in 2035.  A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2018	2017
Tax at statutory rates	21.0%	35.0%
Tax exempt interest income, net of interest expense disallowance	(4.9)	(9.6)
Incentive stock options	0.2	0.2
Earnings and proceeds on life insurance	(1.1)	(2.7)
Change in corporate tax rate	-	20.8
Other	0.6	0.7

	15.8%	44.4%

The net deferred tax asset included in other assets in the accompanying Consolidated Balance Sheets includes the following amounts of deferred tax assets and liabilities:

	2018	2017
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,775	$1,603
Deferred compensation	766	775
Core deposit intangible	278	232
Prepaid expenses	90	125
Pension liability	263	384
Foreclosed real estate valuation allowance	20	7
AMT tax credit carryforward	260	260
Net operating loss carryforward	1,173	1,249
Net unrealized loss on securities	1,477	808
Other	95	92
Total Deferred Tax Assets	6,197	5,535

Deferred tax liabilities:
Premises and equipment	223	210
Deferred loan fees	186	142
Net unrealized gain on pension liability	43	99
Purchase price adjustment	321	303

Total Deferred Tax Liabilities	773	754

Net Deferred Tax Asset	$5,424	$4,781

The Company’s federal and state income tax returns for taxable years through 2015 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.